Related Party Transactions (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	May 31, 2018	Apr. 30, 2018	Apr. 15, 2018	Oct. 04, 2017
Reimbursement amount	$ 134,881	$ 49,089
Amount due from related parties	$ 21,583	62,709	$ 663
Number of common stock and warrants to purchase shares	515,583
Chief Executive Officer [Member]
Number of common stock and warrants to purchase shares				132,160	132,160
Senior Convertible Notes [Member] | Chairman of the Board of Directors [Member]
Number of common stock and warrants to purchase shares	103,117
Convertible debt	$ 200,000
Senior Convertible Notes [Member] | Chief Executive Officer [Member]
Number of common stock and warrants to purchase shares	103,117
Convertible debt	$ 200,000
Corlyst [Member]
Amount due from related parties	$ 21,583	$ 62,709
Shares purchased in private placement transaction						132,159
Shares purchased in private placement transaction, value						$ 300,001
Funds [Member] | Senior Convertible Notes [Member]
Number of common stock and warrants to purchase shares	515,583						515,583
Convertible debt	$ 2,566,639						$ 1,000,000